1. ORGANIZATION (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Organization Details Narrative
Cash	$ 142,540	$ 2,216,102
Working capital deficit	3,045,999	2,033,090
Proceeds from equity issued	$ 1,902,500	$ 6,280,000